John P. Falco

direct dial: 215.981.4659

direct fax: 215.981.4750

falcoj@pepperlaw.com

October 31, 2014

Via EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Equinox Funds Trust
1940 Act File No. 811-22447
1933 Act File No. 333-168569

Ladies and Gentlemen:

On behalf of Equinox Funds Trust (the “Trust”), enclosed for filing is a copy of Post-Effective Amendment No. 66 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (the “Act”) in order to incorporate certain material changes into the Prospectus and Statement of Additional Information (“SAI”) for the Equinox EquityHedge U.S. Strategy Fund, a series of the Trust (the “Fund”). Specifically, the Fund’s Prospectus and SAI have been revised in connection with the change to the investment strategy of the Fund and reduction in the investment advisory fee.

U.S. Securities and Exchange Commission

October 31, 2014

If you have any questions or if there is any way we can facilitate your review of the Amendment, please contact the undersigned (telephone number: 215.981.4659) or John M. Ford, Esq. of this office (telephone number: 215.981.4009).

Very truly yours,

John P. Falco

cc:	Mr. Robert Enck
John M. Ford, Esq.